August 31, 2018 Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549 RE: 360 Funds (the “Trust”) (File Nos. 333-123290 and 811-21726)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find a preliminary proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934 for the FinTrust Income and Opportunity Fund (formerly, the HedgeRow Income and Opportunity Fund (“Fund”), a portfolio series of the Trust.

The Trust is filing the preliminary proxy statement to solicit shareholder votes for the approval of a new investment advisory agreement for the Fund with a new investment adviser.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
John H. Lively On behalf of Practus, LLP